Income taxes - Effect of preferential tax rate (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥) ¥ / shares	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 CNY (¥) ¥ / shares	Dec. 31, 2023 CNY (¥) ¥ / shares
Income taxes
The aggregate amount income tax expense of the preferential tax rate	¥ 211,556,757	$ 30,252,214	¥ 207,311,932	¥ 134,240,494
Aggregate effect on basic net income per share | (per share)	¥ 0.87	$ 0.12	¥ 0.72	¥ 0.47
Aggregate effect on diluted net income per share | (per share)	¥ 0.85	$ 0.12	¥ 0.71	¥ 0.46